                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1        Name and Address of Issuer:
         Principal Life Insurance Company Variable Life Separate Account
         The Principal Financial Group
         Des Moines, IA  50392-2080

2        The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
         -----------------------
                   X
         -----------------------

3        Investment Company Act File Number:                      811-05118
         Securities Act File Number:                              33-13481, 333-00101, 333-71521, 333-115269
                                                                  333-65690, 333-100838, 333-89446, 333-81714
4 a      Last day of fiscal year for which this notice if filed:
         December 31, 2005

4 b      Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
         -----------------------
                  N/A
         -----------------------
         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 c      Check box if this is the last time the issuer will be filing this Form.
         -----------------------
                  N/A
         -----------------------

5        Calculation of registration fee:
         (i)    Aggregate sale price of securities sold during the                              33-13481   $       4,585,450
                fiscal year in reliance on rule 24f-2:                                         333-00101         347,827,237
                                                                                               333-71521          13,425,792
                                                                                               333-65690          29,662,571
                                                                                              333-100838          42,150,538
                                                                                              333-115269          18,027,628
                                                                                               333-89446          45,292,132
                                                                                               333-81714         217,496,531
                                                                                                             ----------------
                                                                                                                 718,467,879
         (ii)   Aggregate price of shares redeemed                          33-13481    $      5,696,637
                or repurchased during the fiscal year:                     333-00101         322,544,013
                                                                           333-71521          10,416,850
                                                                           333-65690          14,678,541
                                                                          333-100838          20,660,956
                                                                          333-115269           9,309,011
                                                                           333-89446          30,121,017
                                                                           333-81714         157,510,706
                                                                                          ---------------
                                                                                             570,937,731
         (iii)  Aggregate price of shares redeemed or
                repurchased during any prior fiscal year ending no
                earlier than October 11, 1995 that were not
                previously used to reduce registration fees
                payable to the Commission:                                                             0

         (iv)   Total available redemption credits
                [Add items 5(ii) and 5(iii)]:                                                                    570,937,731
                                                                                                             ----------------

         (v)    Net Sales - If Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:                                                            147,530,148


  -----------------------------------------------------------------------------------------------------------
         (vi)   Redemption credits available for use in future years
                -- if Item 5(i) is less than Item 5(iv) [subtract Item
                5(iv) from Item 5(i)]"                                                               N/A

  -----------------------------------------------------------------------------------------------------------

         (vii)  Multiplier for determining registration fee (See
                Instruction c.9):                                                                                   0.000107
                                                                                                             ----------------

         (viii) Registration fee due [Multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                                                              15,785.73
                                                                                                             ================

6        Prepaid Shares
         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:  ____________.

7        Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
         (see Instruction D):
                                                                                                            +           0
                                                                                                             ---------------

8        Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                            $   15,785.73
                                                                                                             ===============

9        Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         ---------------------
              03/30/06
         ---------------------

         Method of Delivery:
         ---------------------
                 X            Wire Transfer
         ---------------------
         ---------------------
                N/A           Mail or other means
         ---------------------

         THE 24F-2 FEE IS PAID BY 33-13481.


                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


Principal Life Insurance Company Variable Life Separate Account



By      /s/ Joyce N. Hoffman
       --------------------------------------------------------------------
       Joyce N. Hoffman
       Senior Vice President and Corporate Secretary


Date:  31st day of March, 2006